RELATED PARTY TRANSACTIONS OMNIBUS AGREEMENT (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
PBF LLC [Member] | Fourth Amended and Restated Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Administrative fee	$ 7,000,000